Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital		Additional paid-in capital	Retained earnings	Accumulated other comprehensive Loss	Treasury shares (cost)	Non-controlling interests	Total
Beginning balance at Dec. 31, 2016	$ 4,184		$ 100,571	$ 234,268	$ (2,377)	$ (259)	$ 387,455	$ 723,842
Beginning balance, Shares at Dec. 31, 2016	14,728,782
Statement Line Items [Line Items]
Net Income				5,754			16,809	22,563
Foreign currency translation reserve					17,017		14,529	31,546
Actuarial loss from defined benefit plans				(1,030)			(1,039)	(2,069)
Unrealized loss on debt instruments at fair value through other comprehensive income, net					99		105	204
Realized gain on debt instruments at fair value through other comprehensive income					(50)		(56)	(106)
Share in other comprehensive income of joint venture					102			102
Total other comprehensive income (loss)				(1,030)	17,168		13,539	29,677
Total comprehensive income				4,724	17,168		30,348	52,240
Issuance of restricted shares to employees	$ 3		(3)
Issuance of restricted shares to employees, shares	10,000
Stock-based Compensation expenses			1,001				2,095	3,096
Transactions with non-controlling interests due to holding changes, including exercise of employees stock options			(473)				1,309	836
Acquisition of non-controlling interests			3				3	6
Adjustments to redeemable non-controlling interests			(2,758)				(3,007)	(5,765)
Dividend to Formula's shareholders				(5,011)				(5,011)
Dividend to non-controlling interests in subsidiaries							(14,953)	(14,953)
Ending balance at Sep. 30, 2017	$ 4,187		98,341	233,981	14,791	(259)	403,250	754,291
Ending balance, Shares at Sep. 30, 2017	14,738,782
Beginning balance at Dec. 31, 2016	$ 4,184		100,571	234,268	(2,377)	(259)	387,455	723,842
Beginning balance, Shares at Dec. 31, 2016	14,728,782
Statement Line Items [Line Items]
Net Income				10,352			25,417	35,769
Foreign currency translation reserve					20,325		17,109	37,434
Actuarial loss from defined benefit plans				(453)			(445)	(898)
Unrealized loss on debt instruments at fair value through other comprehensive income, net					70		74	144
Realized gain on debt instruments at fair value through other comprehensive income					(44)		(50)	(94)
Share in other comprehensive income of joint venture					104			104
Total other comprehensive income (loss)				(453)	20,455		16,688	36,690
Total comprehensive income				9,899	20,455		42,105	72,459
Issuance of restricted shares to employees	$ 3		(3)
Issuance of restricted shares to employees, shares	10,000
Stock-based Compensation expenses			1,058				3,442	4,500
Transactions with non-controlling interests due to holding changes, including exercise of employees stock options			(1,306)				4,553	3,247
Acquisition of non-controlling interests			3				3	6
Non-controlling interests arising from exercise of options in indirect subsidiary							28	28
Adjustments to redeemable non-controlling interests			(2,283)				(2,589)	(4,872)
Redeemable non-controlling interests classification to non-controlling interests							2,440	2,440
Dividend to Formula's shareholders				(5,011)				(5,011)
Dividend to non-controlling interests in subsidiaries							(23,717)	(23,717)
Ending balance at Dec. 31, 2017	$ 4,187		98,040	239,156	18,078	(259)	413,720	$ 772,922
Ending balance, Shares at Dec. 31, 2017	14,738,782							14,738,782
Statement Line Items [Line Items]
Impact of the adoption of IFRS 15				874			941	$ 1,815
Beginning balance (Including the impact of the adoption of IFRS 15)	$ 4,187		98,040	240,030	18,078	(259)	414,661	774,737
Beginning balance, Shares (Including the impact of the adoption of IFRS 15)	14,738,782
Net Income				21,630			27,355	48,985
Foreign currency translation reserve					(9,035)		(8,153)	(17,188)
Actuarial loss from defined benefit plans				22			23	45
Unrealized loss on debt instruments at fair value through other comprehensive income, net					(27)		(28)	(55)
Share in other comprehensive income of joint venture
Total other comprehensive income (loss)				22	(9,062)		(8,158)	(17,198)
Total comprehensive income				21,652	(9,062)		19,197	31,787
Issuance of shares upon conversion of convertible debentures		[1]	40					40
Issuance of shares upon conversion of convertible debentures, shares	979
Stock-based Compensation expenses			155				3,136	3,291
Transactions with non-controlling interests due to holding changes, including exercise of employees stock options			(421)				1,190	769
Acquisition of non-controlling interests			(210)				(547)	(757)
Dilution due to issuance of Magic's ordinary shares			2,682				22,722	25,404
Non-controlling interests arising from initially consolidated companies							28	28
Adjustments to redeemable non-controlling interests			(929)				(1,056)	(1,985)
Change in terms or expiration of redeemable non-controlling interests' put options			376				1,835	2,211
Dividend to Formula's shareholders				(5,011)				(5,011)
Dividend to non-controlling interests in subsidiaries							(24,501)	(24,501)
Ending balance at Sep. 30, 2018	$ 4,187		$ 99,733	$ 256,671	$ 9,016	$ (259)	$ 436,665	$ 806,013
Ending balance, Shares at Sep. 30, 2018	14,739,761							14,739,761

[1]	Less than one thousand U.S. dollar